A R I S T O N
-------------------------------------------------------------------------------
                                          Ariston Capital Management Corporation
                                                40 Lake Bellevue Drive Suite 220
                                                      Bellevue, Washington 98005
                                                        Telephone (425) 454-1600
                                                              Fax (425) 455-2534

                       ARISTON CONVERTIBLE SECURITIES FUND
                                  ANNUAL REPORT

Dear Fellow Shareholders:

We are very pleased to present to you our Fund's annual report for the fiscal year 2000. Listed below are some performance comparisons for the periods ended December 31, 2000:

                                                                                1               3 Years
                                                                               Year            Annualized

Ariston Convertible Securities Fund                                          -14.76%            +19.74%
Lipper Convertible Fund Average                                               +0.46%            +11.27%
Standard & Poor's 500 Stock Index (unmanaged)                                 -9.11%            +12.26%
NASDAQ Stock Composite Index (unmanaged)                                     -39.29%            +16.53%
Russell 2000 Stock Index (unmanaged)                                          -3.15%              4.60%
Lehman Gov./Credit Bond Index (unmanaged)                                    +11.84%             +6.21%

                                                                             5 Years            10 Years
                                                                             -------            --------
                                                                            Annualized         Annualized

Ariston Convertible Securities Fund                                          +15.30%            +15.62%
Lipper Convertible Fund Average                                              +13.10%            +14.28%
Standard & Poor's 500 Stock Index (unmanaged)                                +18.33%            +17.46%
NASDAQ Stock Composite Index (unmanaged)*                                    +19.00%            +21.72%
Russell 2000 Stock Index (unmanaged)*                                        +10.28%            +15.52%
Lehman Gov./Credit Bond Index (unmanaged)                                     +6.23%             +8.00%

*includes reinvestment of dividends

           Date                  Ariston         Lehman Brothers   Russell 2000
                               Convertible          Government         Index
                             Securities Fund    Credit Bond Index
                                $40,690             $23,375           $33,953

1989     4th Quarter             10,000              10,000            10,000
1990     1st Quarter             10,083               9,886             9,779
         2nd Quarter             10,656              10,241            10,155
         3rd Quarter              9,192              10,302             7,663
         4th Quarter              9,662              10,827             8,049
1991     1st Quarter             11,500              11,118            10,443
         2nd Quarter             11,866              11,285            10,281
         3rd Quarter             12,785              11,932            11,120
         4th Quarter             14,015              12,568            11,756
1992     1st Quarter             13,821              12,380            12,638
         2nd Quarter             13,119              12,881            11,776
         3rd Quarter             14,065              13,511            12,113
         4th Quarter             15,812              13,521            13,922
1993     1st Quarter             16,351              14,151            14,515
         2nd Quarter             15,272              14,577            14,831
         3rd Quarter             16,387              15,061            16,128
         4th Quarter             16,846              15,017            16,552
1994     1st Quarter             16,236              14,544            16,111
         2nd Quarter             15,926              14,364            15,483
         3rd Quarter             16,604              14,435            16,558
         4th Quarter             17,066              14,489            16,250
1995     1st Quarter             17,656              15,210            16,999
         2nd Quarter             17,946              16,198            18,592
         3rd Quarter             19,365              16,507            20,428
         4th Quarter             20,245              17,276            20,872
1996     1st Quarter             21,342              16,872            21,936
         2nd Quarter             20,821              16,951            23,033
         3rd Quarter             21,846              17,250            23,111
         4th Quarter             21,234              17,777            24,313
1997     1st Quarter             20,176              17,624            23,056
         2nd Quarter             22,245              18,266            26,793
         3rd Quarter             24,146              18,905            30,780
         4th Quarter             24,028              19,512            29,749
1998     1st Quarter             26,051              19,809            32,739
         2nd Quarter             25,319              20,328            31,210
         3rd Quarter             21,258              21,334            24,924
         4th Quarter             24,532              21,364            28,990
1999     1st Quarter             24,691              21,107            27,415
         2nd Quarter             28,987              20,877            31,678
         3rd Quarter             28,509              20,986            29,676
         4th Quarter             47,741              20,900            35,057
2000     1st Quarter             52,363              21,460            37,539
         2nd Quarter             46,498              21,771            36,120
         3rd Quarter             52,073              22,396            36,474
         4th Quarter             40,690              23,375            33,953

     Sources: Lipper Analytical Services, Inc. & Wiesenberger, a Thomson Financial Company. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at original cost. Total return represents past performance and is not predictive of future results.


The year 2000 will be remembered as a bear market year for the various stock averages. The Standard & Poor's 500 Index's yearly loss was the most severe since 1977. It fell 17% from its yearly high to its yearly low, and it closed at the same level as twenty-one months previous. The technology weighted NASDAQ Composite was brutalized, falling 39%. This was the worst yearly performance in its history dating from its inception in 1971. It lost an amazing 54% from its yearly closing high to its yearly closing low. November was really horrible, with the NASDAQ falling 23%, its second worst month in history behind the October 1987 crash loss of 27%.

The strongest and most fundamentally attractive companies will usually resist much of the selling pressure until late in a bear market. Finally, they too will succumb to the downdraft in an emotionally wracked selling climax. This is the capitulation phase that ends the bear market. This is what happened to our Fund's investments in the last months of the year negatively impacting its yearly performance.

Now for the good news, there is a high probability that a new bull market started in early January 2001. We believe this because at the end of November our stock market composite risk-forecasting model turned bullish and continues to be extremely bullish. This model has a real-time track record that dates from the beginning of 1978. The few times in its history that it turned extremely bullish all occurred near very important market lows that were all followed by cyclical bull markets. When in this classification, the broad stock market has had annualized positive price returns above 30%, and stock prices have always been significantly higher twelve months later. We believe that the investing environment currently is one of the five best periods in the past 20 years.

It is extremely important to remember that historically the most bullish investment environments exist when the quantity of money (money supply) is increasing rapidly and the cost of money (interest rates) is dropping rapidly. We are now in one of those periods.

We have kept our portfolios invested in companies that are profitable leaders in rapid growth industries. These companies all have franchises that are difficult, if not impossible, to duplicate and that have high barriers to entry for competitors. Many of these companies are in select areas of technology and health sciences. A number of these investments are also positions in the Ariston Internet Convertible Fund (please review its respective shareholder message.) We believe these investments will be some of the new leaders of the new bull market. Through the use of these companies' convertible securities, some of the downside volatility associated with growth stock investing is dampened.

We appreciate your support and confidence in us. We will continue to work hard for our communal investment success. We always welcome the opportunity to discuss any question you may have about your investment.


Sincerely,



Richard B. Russell
President
January 2001

Ariston Convertible Securities Fund
Schedule of Investments - December 31, 2000
                                                                       Principal
CONVERTIBLE BONDS - 78.6%                                             Amount                         Value
Abrasive Asbestos Misc Nonmetallic Mineral Products  - 3.9%
Corning, 0.00%, 11/08/2015                                             1,020,000                        734,400
                                                                                               -----------------
Biologicial Products - 7.5%
Genzyme Corp. 5.25%, 06/01/2005                                          595,000                      1,420,563
                                                                                               -----------------
Computer Communications Equipment - 5.8%
Juniper Networks, Inc. 4.75%, 03/15/2007                               1,050,000                      1,095,937
                                                                                               -----------------
Computer Services/Data Processing - 3.5%
Automatic Data Processing, Inc. 0.00%, 02/20/2012                        400,000                        660,000
                                                                                               -----------------
Computer Storage Devices - 5.2%
Veritas Software Corp. 1.856%, 08/13/2006                                380,000                        979,450
                                                                                               -----------------
Electronic Components - 4.5%
Celestica, Inc., 0.00%, 08/01/2020                                     2,000,000                        865,000
                                                                                               -----------------
Pharmaceutical Preparations - 10.4%
Elan (Athena Neurosciences) Corp. PLC 4.75%, 11/15/2004 (b)              115,000                        154,104
Elan (Athena Neurosciences) Corp. PLC 4.75%, 11/15/2004                  535,000                        716,916
Genentech (Roche Holdings) Inc., 0.00%  01/19/2015 (b)                 1,200,000                      1,101,000
                                                                                               -----------------
                                                                                                      1,972,020
                                                                                               -----------------
Printed Circuit Boards - 5.4%
Sanmina 4.25%, 05/01/2004                                                550,000                      1,023,688
                                                                                               -----------------
Semiconductors & Related Devices - 9.1%
International Rectifier Corp. 4.25%, 07/15/2007 (b)                    1,000,000                        671,250
Transwitch Corp. 4.50%, 09/12/2005 (b)                                 1,200,000                      1,062,000
                                                                                               -----------------
                                                                                                      1,733,250
                                                                                               -----------------
Services Computer Programing Services - 13.9%
BEA Systems, Inc. 4.00%, 12/15/2006 (b)                                  800,000                      1,777,000
Wind River Systems, Inc. 5.00%, 08/01/2002                               775,000                        860,250
                                                                                               -----------------
                                                                                                      2,637,250
                                                                                               -----------------
Services - Prepackaged Software - 9.4%
i2 Technologies 5.25%, 12/15/2006                                        540,000                        885,600
Rational Software Corp. 5.00%, 02/01/2007 (b)                            700,000                        904,750
                                                                                               -----------------
                                                                                                      1,790,350
                                                                                               -----------------
TOTAL CONVERTIBLE BONDS
   (Cost $13,036,420)                                                                                14,911,908
                                                                                               -----------------

COMMON STOCKS - 30.3%                                                   Shares                        Value
Computer Storage Devices - 7.4%
EMC Corp. (a)                                                             13,838                        920,227
Chiron Corp. (a)                                                          10,703                        476,283
                                                                                               -----------------
                                                                                                      1,396,510
                                                                                               -----------------
Ariston Convertible Securities Fund
Schedule of Investments - December 31, 2000

Common stocks - continued

Radio & TV Broadcasting & Communications - 8.3%
Qualcomm, Inc. (a)                                                        19,269                    $ 1,583,671
                                                                                               -----------------
Semiconductors  & Related Devices - 10.8%
Analog Devices Inc. (a)                                                   40,000                      2,047,500
                                                                                               -----------------
Telephone & Telegraph Apparatus - 3.8%
Alcatel Sponsored ADR                                                     13,000                        727,187
                                                                                               -----------------
TOTAL COMMON STOCKS
   (Cost $2,511,902)                                                                                  5,754,868
                                                                                               -----------------

CALL Options - 0.8%                                                 Shares Subject to Call          Value
NASDAQ 100 @ 70 Expires 1/19/02                                            7,500                         69,375
NASDAQ 100 @ 70 Expires 1/18/03                                            5,500                         77,000
                                                                                               -----------------
        (Cost $242,026)                                                                                 146,375
                                                                                               -----------------
TOTAL INVESTMENTS - 109.7%
   (Cost $15,790,348)                                                                                20,813,151
                                                                                               -----------------
Other assets less liabilities - (9.7)%                                                               (1,847,194)
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                          $ 18,965,957
                                                                                               =================
(a) Non-income producing
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2000 the value of these securities amounted to $5,670,104 or 29.89% of net assets.

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund                                                  December 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $15,790,348)                                               $ 20,813,151
Interest receivable                                                                            102,712
Receivable from administrator                                                                    6,695
Receivable for investments sold                                                                199,167
                                                                                     ------------------
   Total assets                                                                             21,121,725

Liabilities
Payable to custodian bank                                                                    2,106,107
Accrued investment advisory fee                                                                 42,966
Federal income taxes payable                                                                     6,695
                                                                                     ------------------
   Total liabilities                                                                         2,155,768
                                                                                     ------------------
 Net Assets                                                                               $ 18,965,957
                                                                                     ==================
Net Assets consist of:
Paid in capital                                                                             14,430,256
Accumulated net realized loss on investments                                                  (487,102)
Net unrealized appreciation on investments                                                   5,022,803
                                                                                     ------------------
Net Assets                                                                                $ 18,965,957
                                                                                     ==================
Net Asset Value

Net Assets
Offering price and redemption price per share ($18,965,957 / 890,129 )                         $ 21.31
                                                                                     ==================

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Operations for the year ended December 31, 2000

Investment Income
Dividend income                                                                                 $ 70,836
Accretion of discount                                                                             54,151
Interest income                                                                                  395,575
Amortization of premium                                                                         (532,012)
                                                                                          ---------------
Total Income                                                                                     (11,450)
                                                                                          ---------------
Expenses
Investment advisory fee                                                                          523,322
Other Expenses                                                                                     6,695
Trustee fees                                                                                       2,547
                                                                                          ---------------
Total operating expenses                                                                         532,564
Expense reimbursement                                                                             (6,695)
                                                                                          ---------------
Net expenses                                                                                     525,869
                                                                                          ---------------
Net Investment Loss                                                                             (537,319)
                                                                                          ---------------
Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                               (354,274)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   (3,997,844)
                                                                                          ---------------
Net realized and unrealized gain (loss) on investment securities                              (4,352,118)
                                                                                          ---------------
Net decrease in net assets resulting from operations                                         $(4,889,437)
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Changes in Net Assets
                                                                                      Year                    Year
                                                                                      Ended                  Ended
                                                                                  December 31,            December 31,
                                                                                      2000                    1999
                                                                               --------------------     -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                         $ (537,319)            $ (58,599)
   Net realized gain (loss) on investment securities                                      (354,274)            2,712,344
   Change in net unrealized appreciation (depreciation)                                 (3,997,844)            5,198,325
                                                                               --------------------     -----------------
   Net increase (decrease) in net assets resulting from operations                      (4,889,437)            7,852,070
Distributions to shareholders
   From net realized gain                                                                     (172)           (2,573,485)
                                                                               --------------------     -----------------
Share Transactions
   Net proceeds from sale of shares                                                     22,820,048             3,785,062
   Shares issued in reinvestment of distributions                                              172             2,474,563
   Shares redeemed                                                                     (14,924,574)           (5,963,596)
                                                                               --------------------     -----------------
Net increase in net assets resulting
   from share transactions                                                               7,895,646               296,029
                                                                               --------------------     -----------------
   Total increase in net assets                                                          3,006,037             5,574,614

Net Assets
   Beginning of period                                                                  15,959,920            10,385,306
                                                                               --------------------     -----------------

   End of period                                                                      $ 18,965,957          $ 15,959,920
                                                                               ====================     =================

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Financial Highlights
                                                                         Years Ended December 31,
                                                ------------    -----------    ------------   ------------    -----------
                                                     2000          1999 (a)         1998           1997            1996
                                                ------------    -----------    ------------   ------------    -----------
Selected Per Share Data
Net asset value, beginning of period                $ 25.00        $ 15.36         $ 15.08        $ 13.66        $ 13.66
                                                ------------    -----------    ------------   ------------    -----------
Income from investment operations:
   Net investment income (loss)                       (0.58)         (0.11)           0.00           0.11           0.11
   Net realized and unrealized gain (loss)
      on investments                                  (3.11)         14.49            0.31           1.68           0.55
                                                ------------    -----------    ------------   ------------    -----------
Total from investment operations                      (3.69)         14.38            0.31           1.79           0.66
                                                ------------    -----------    ------------   ------------    -----------

Less distributions:
   Distributions from net investment income            0.00           0.00            0.00          (0.11)         (0.11)
   Distributions from net realized gains               0.00          (4.74)          (0.03)         (0.26)         (0.55)
                                                ------------    -----------    ------------   ------------    -----------
Total distributions                                    0.00          (4.74)          (0.03)         (0.37)         (0.66)
                                                ------------    -----------    ------------   ------------    -----------
Net asset value, end of period                      $ 21.31        $ 25.00         $ 15.36        $ 15.08        $ 13.66
                                                ============    ===========    ============   ============    ===========

Total Return                                        (14.76)%        94.61%           2.09%         13.16%           4.89%

Ratios and Supplemental Data
Net assets, end of period (000)                     $18,966        $15,960         $10,385        $10,345         $11,208
Ratio of expenses to average net assets               2.25%          2.10%           2.32%          2.38%           2.39%
Ratio of expenses to average net assets
  before reimbursement                                2.28%
Ratio of net investment income to
   average net assets                                (2.30)%        (0.59)%         (0.13)%        0.79%            0.77%
Ratio of net investment income to
   average net assets before reimbursement           (2.33)%
Portfolio turnover rate                              47.83%         32.89%          27.79%        30.47%           18.45%

(a)  See note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

A R I S T O N
--------------------------------------------------------------------------------
                                          Ariston Capital Management Corporation
                                                40 Lake Bellevue Drive Suite 220
                                                      Bellevue, Washington 98005
                                                        Telephone (425) 454-1600
                                                              Fax (425) 455-2534


                        ARISTON INTERNET CONVERTIBLE FUND
                                  ANNUAL REPORT


Dear Fellow Shareholders:

We are very pleased to present to you the first annual report for our new Fund. Because our Fund began operations on May 1, 2000, it has only eight months of performance history to report. Listed below are some comparisons through December 31, 2000:
                                                                           Since
                                                                      May 1,2000
                                                                       Inception
Ariston Internet Convertible Fund - Elite                     -22.90%
Ariston Internet Convertible Fund - Premier                   -23.50%
NASDAQ Stock Composite Index (unmanaged)*                     -35.92%
AMEX Internet Stock Index (unmanaged)                         -45.42%
Dow Jones Internet Stock Index (unmanaged)                    -54.47%

*includes reinvestment of dividends

                        Ariston Internet Convertible Fund
                                  Elite Shares

           Ariston            AMEX             NASDEQ              Dow Jones
           Internet         Internet           Stock               Internet
          Convertible        Stock           Composite              Stock
          Securities         Index             Index                Index
          Fund,Elite
          $ 7,710           $ 5,458           $ 6,408               $ 4,551

5/1/00      9,600            10,000            10,000                10,000
5/31/00     8,517             8,225             8,810                 8,013
6/30/00     9,114             9,669            10,276                 9,608
7/31/00     8,782             9,491             9,761                 8,870
8/31/00    10,323            10,789            10,901                10,729
9/30/00    10,168             9,810             9,520                 9,567
10/31/00    9,226             8,569             8,735                 7,649
11/30/00    7,705             6,157             6,736                 4,904
12/31/00    7,344             5,458             6,408                 4,551

                        Ariston Internet Convertible Fund
                                 Premier Shares

            Ariston Internet   AMEX Internet  NASDAQ Stock   Dow Jones
              Convertible         Stock        Composite     Internet
            Securities Fund       Index          Index      Stock Index
                Premier
                  $ $7.344      $  5,458       $ 6,408        $ 4,551

5/1/00               9,600        10,000        10,000         10,000
5/31/00              8,517         8,225         8,810          8,013
6/30/00              9,114         9,669        10,276          9,608
7/31/00              8,782         9,491         9,761          8,870
8/31/00             10,323        10,789        10,901         10,729
9/30/00             10,168         9,810         9,520          9,567
10/31/00             9,226         8,569         8,735          7,649
11/30/00             7,705         6,157         6,736          4,904
12/31/00             7,344         5,458         6,408          4,551


Sources: Lipper Analytical Services, Inc. & Wiesenberger, a Thomson Financial Company. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at original cost. Total return represents past performance and is not predictive of future results.

Obviously, the year 2000 will be remembered as a bear market for the various stock averages. Since its inception in 1971, the technology weighted NASDAQ Composite Index had its worst performance in history. However, going forward, we believe the investment outlook has turned extremely positive. (Please review our shareholder message for the Ariston Convertible Securities Fund.)

We believe that the Internet is the largest investment opportunity of our lifetime! The enormous upside potential for the stock market in general, and the Internet sector in particular, was recently summarized in a statement made by EMC Corporation's CEO, Michael C. Ruettgers. EMC is the supreme company in high-end data storage, the top performing stock on the NYSE for the 1990's, and an important investment position in our Fund. Mr. Ruettgers said he believes that the Internet will be the driving force that will create $80 trillion in stock market value by 2010. By contrast, current total U.S. stock valuation is approximately $12.5 trillion. He believes that Internet infrastructure companies "are in the best position to deliver the best returns of the newly emerging Internet age."

More recently, International Business Machine's CEO, Lou Gerstner, was quoted in a published interview saying, "Inside IBM, we talk about 10 times more connected people, 100 times more network speed, 1,000 times more devices and a million times more data . . . The infrastructure technology that exists today isn't ready - it can't handle what's coming."

Despite the collapse of many dot-com companies and the plunge in technology stocks, the technology economy will boom in 2001, says the research firm International Data Corp. They predict worldwide information technology spending will pass $1 trillion in 2001 and Internet commerce will top $500 billion.

Another research firm, The Boston Consulting Group, predicts that by 2010, business-to-business E-commerce could generate productivity gains equivalent to 6% of sales, or roughly $1 trillion.

The Internet sector presents enormous opportunities, but also very high risks, all with stomach churning volatility. Our Fund is the first, and only, Internet sector fund to offer the relative stability of convertible securities. We have always used convertible securities to dampen some of the downside volatility associated with growth stock investing.

Our Fund's investments are heavily focused on relatively high quality, profitable franchise companies with next generation technology vital to the build-out of the Internet. Our investments are most heavily weighted in infrastructure equipment companies, their dominant component suppliers, and the application software companies that tie all the hardware together to make the Internet work. The Internet infrastructure build-out is in its infancy and the thirst for bandwidth is far from being satisfied.

We believe the least viable part of the Internet sector is the end game of the network: the speculative dot-com type companies in E-retailing, and we are avoiding these companies. Our investments are in companies that have unique growth franchises that are difficult, if not impossible to duplicate, and that have substantial barriers to entry for competitors.

We appreciate your support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment.


Sincerely,



Richard B. Russell
President
January 2001

Ariston Internet Convertible Fund
Schedule of Investments - December 31, 2000
                                                         Principal
CONVERTIBLE BONDS - 81.9%                                  Amount                     Value
Abrasive Asbestos Misc Nonmetallic Mineral Products  - 4.4%
Corning Inc.,
    0.00%, 11/8/2015                                         45,000                    $ 32,400
                                                                                 ---------------
Business Services - 5.0%
Critical Path
    5.75%, 4/01/2005                                         25,000                      16,938
Redback Networks Corp. (b)
    5.00%, 4/01/2007                                         35,000                      20,344
                                                                                 ---------------
                                                                                         37,282
                                                                                 ---------------
Commercial Services  - 7.7%
Checkfree Holdings Corp.,
    6.50%, 12/01/2006 (b)                                    30,000                      27,000
Getty Images, Inc.,
    5.00%, 03/15/2007 (b)                                    40,000                      30,450
                                                                                 ---------------
                                                                                         57,450
                                                                                 ---------------
Computer Communications Equipment - 4.2%
Juniper Networks, Inc.,
    4.75%, 03/15/2007                                        30,000                      31,313
                                                                                 ---------------
Electronic Components - 4.4%
Celestica Inc.,
    0.00%, 8/01/2020                                         75,000                      32,438
                                                                                 ---------------
Printed Circuit Boards - 5.0%
Sanmina Corp.
   4.25%, 05/01/2004                                         20,000                      37,225
                                                                                 ---------------
Printed Circuit Boards - Manufacturing - 3.9%
Park Electrochemical Corp.
   5.50%, 3/01/2006                                          25,000                      29,406
                                                                                 ---------------
Semiconductors & Related Devices - 15.1%
Texas Instruments, Inc., (Burr-Brown Corp.)                  20,000                      26,900
    4.25%, 2/15/2007
Transwitch Corp.,                                            30,000                      26,550
    4.50%, 9/12/2005 (b)
TriQuint Semiconductor, Inc.,
    4.00%, 03/01/2007 (b)                                    35,000                      30,625
Vitesse Semiconductor Corp.,
    4.00%, 03/15/2005 (b)                                    35,000                      28,131
                                                                                 ---------------
                                                                                        112,206
                                                                                 ---------------
Semiconductors & Related Devices Manufacturing - 2.7%
International Rectifier Corp.,
   4.25%, 7/15/2007 (b)                                      30,000                      20,137
                                                                                 ---------------
Services, Computer Programming Services - 9.0%
BEA Systems, Inc.,
    4.00%, 12/15/2006 (b)                                    20,000                      44,425

Wind River Systems, Inc.,
    5.00%, 08/01/2002                                        20,000                      22,200
                                                                                 ---------------
                                                                                         66,625
                                                                                 ---------------
Services, Prepackaged Software - 20.5%
i2 Technologies, Inc.,
    5.25%, 12/15/2006                                        25,000                      41,000
Mercury Interactive Corporation,
    4.75%, 7/01/2007 (b)                                     25,000                      28,000
Rational Software Corp.,
    5.00%, 2/01/2007 (b)                                     25,000                      32,312
Veritas Software Corp,
    1.856%, 8/13/06                                          20,000                      51,550
                                                                                 ---------------
                                                                                        152,862
                                                                                 ---------------
TOTAL CONVERTIBLE BONDS
    (Cost $671,272)                                                                     609,344
                                                                                 ---------------
Ariston Internet Convertible Fund
Schedule of Investments - December 31, 2000 - continued

CONVERTIBLE PREFERRED STOCKS - 2.5%                        Shares                    Value
Telecommunications
Global Crossing, Ltd., 6.75%                                    125                    $ 18,269
                                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS
    (Cost $33,500)                                                                       18,269
                                                                                 ---------------
COMMON STOCKS - 9.5%
Computer Equipment / Storage - 6.4%
EMC Corp. (a)                                                   714                      47,481
                                                                                 ---------------
Telephone & Telegraph Apparatus - 3.1%
Alcatel Sponsored ADR                                           409                      22,878
                                                                                 ---------------
TOTAL COMMON STOCKS
    (Cost $79,079)                                                                       70,359
                                                                                 ---------------

CALL Options - 1.2%                                      Shares Subject to Call      Value
NASDAQ 100 @ 70 Expires 1/19/02                               4,000                       3,700
NASDAQ 100 @ 70 Expires 1/18/03                               4,000                       5,600
                                                                                 ---------------
    (Cost $15,356)                                                                        9,300
                                                                                 ---------------
                                                         Principal
                                                          Amount                     Value
Money Market Securities - 4.3%
Firstar Treasury Fund, 5.29% (c) (Cost $25,048)              25,048                      25,048
                                                                                 ---------------
TOTAL INVESTMENTS - 99.4%
    (Cost $824,255)                                                                     732,320
                                                                                 ---------------
Other assets less liabilities - 0.6%                                                     11,707
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                             $ 744,027
                                                                                 ===============

(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $287,974 or 38.70% of net assets.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund                                                    December 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $824,255)                                                       732,320
Cash                                                                                             5,971
Interest receivable                                                                              6,669
Dividends receivable                                                                               527
                                                                                     ------------------
   Total assets                                                                                745,487
Liabilities
Accrued investment advisory fee payable                                                          1,368
Accrued 12b-1 fees Premier Shares                                                                   92
                                                                                     ------------------
   Total liabilities                                                                             1,460
                                                                                     ------------------
 Net Assets                                                                                  $ 744,027
                                                                                     ==================
Net Assets consist of:
Paid in capital                                                                                907,773
Accumulated net realized loss on investments                                                   (71,811)
Net unrealized depreciation on investments                                                     (91,935)
                                                                                     ------------------
Net Assets                                                                                   $ 744,027
                                                                                     ==================
Net Asset Value

Elite Shares
Net Asset Value and
Offering price and redemption price per share ($665,885/ 86,380)                                $ 7.71
                                                                                     ==================
Premier Shares
Net Asset Value and
Redemption price per share ($78,142 / 10,209)                                                   $ 7.65
                                                                                     ==================
Maximum offering price per share ($7.65/ 0.96)                                                  $ 7.97
                                                                                     ==================

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Statement of Operations for the period May 1, 2000
  (commencement of operations) through December 31, 2000
Investment Income
Dividend Income                                                                                  $ 2,094
Interest Income                                                                                   13,508
Accretion of Discount                                                                              2,799
Amortization of Premium                                                                          (17,464)
                                                                                          ---------------
Total Income                                                                                         937

Expenses
Investment advisory fee                                                                            9,531
12b-1 fees Premier Shares (see note 3)                                                               380
Trustee fees                                                                                         811
                                                                                          ---------------
Total operating expenses                                                                          10,722
                                                                                          ---------------
Net Investment Loss                                                                               (9,785)
                                                                                          ---------------
Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                       (71,811)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                      (91,935)
                                                                                          ---------------
Net loss on investment securities                                                               (163,746)
                                                                                          ---------------
Net decrease in net assets resulting from operations                                          $ (173,531)
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Statement of Changes in Net Assets
                                                                                       Period
                                                                                       ended
                                                                                     December 31, 2000 (a)
                                                                                  -----------------------------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                    $ (9,785)
   Net realized loss on investment securities                                              (71,811)
   Change in net unrealized appreciation/(depreciation)                                    (91,935)
                                                                                  -----------------
   Net decrease in net assets resulting from operations                                   (173,531)
Distributions to shareholders From net investment income:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
   From net realized gain:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
                                                                                  -----------------
   Total distributions                                                                           0
                                                                                  -----------------
Share Transactions Net proceeds from sale of shares:
       Elite Shares                                                                        836,112
       Premier Shares                                                                       99,286
   Shares issued in reinvestment of distributions:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
   Shares redeemed:
       Elite Shares                                                                        (17,840)
       Premier Shares                                                                            0
                                                                                  -----------------
Net increase in net assets resulting
   from share transactions                                                                 917,558
                                                                                  -----------------
Total increase in net assets                                                               744,027

Net Assets
   Beginning of period                                                                           0
                                                                                  -----------------
   End of period                                                                         $ 744,027
                                                                                  =================
(a) May 1, 2000 (commencement of operations) through December 31, 2000

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Financial Highlights
Elite Shares
                                                                          Period
                                                                           ended
                                                        December 31, 2000 (a)
                                                        ----------------------
Selected Per Share Data
Net asset value, beginning of period                           $ 10.00
                                                        ---------------
Income from investment operations:
   Net investment loss                                           (0.13)
   Net realized and unrealized gain (loss)
      on investments                                             (2.16)
                                                        ---------------
Total from investment operations                                 (2.29)
                                                        ---------------
Less distributions:
   Distributions from net investment income                       0.00
   Distributions from net realized gains                          0.00
                                                        ---------------
Total distributions                                               0.00
                                                        ---------------
Net asset value, end of period                                  $ 7.71
                                                        ===============

Total Return                                                    (22.90)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                   $666
Ratio of expenses to average net assets                          2.25% (c)
Ratio of net investment income to
   average net assets                                            (2.06)(c)
Portfolio turnover rate                                         40.64% (c)

(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Financial Highlights
Premier Shares

                                                         Period ended
                                                        December 31, 2000 (a)
                                                        ----------------------
Selected Per Share Data
Net asset value, beginning of period                           $ 10.00
                                                        ---------------
Income from investment operations:
   Net investment loss                                           (0.17)
   Net realized and unrealized gain (loss)
      on investments                                             (2.18)
                                                        ---------------
Total from investment operations                                 (2.35)
                                                        ---------------
Less distributions:
   Distributions from net investment income                       0.00
   Distributions from net realized gains                          0.00
                                                        ---------------
Total distributions                                               0.00
                                                        ---------------
Net asset value, end of period                                  $ 7.65
                                                        ===============

Total Return                                                    (23.50)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $78
Ratio of expenses to average net assets                          2.95% (c)
Ratio of net investment income to
   average net assets                                           (2.65%)(c)
Portfolio turnover rate                                         40.64% (c)

(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

 Ariston Funds
                          Notes to Financial Statements
                                December 31, 2000


NOTE 1.  ORGANIZATION

     Ariston Convertible Securities Fund (the "Convertible Securities Fund") and Ariston Internet Convertible Fund (the "Internet Convertible Fund"), (collectively the "Funds"), were organized as diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999 and February 29, 2000, respectively. On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of Lexington Convertible Securities Fund (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on January 20, 1988. The Internet Convertible Fund commenced operations on May 1, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of each Fund is total return. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board of Directors (the "Board") has authorized that shares of the Internet Convertible Fund may be offered in two classes: Premier Shares and Elite Shares. Each Class is subject to different expenses and a different sales charge structure.




NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and oversight of the Board of the Trust.

     All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


     Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Convertible Securities Fund incurred a federal income tax expense of $6,695 for the year ended December 31, 2000. This amount was reimbursed by the administrator.

     Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                  Ariston Funds
                          Notes to Financial Statements
                          December 31, 2000 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Securities Transactions & Investment Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. During market conditions that cause the underlying common stocks of a convertible security to greatly increase in value, the aggregate amortization of premium can exceed interest income and the aggregate accretion of discount at levels that may cause the Funds to recognize negative income.

   Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital for both the Convertible Securities Fund and the Internet Convertible Fund.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds retain Ariston Capital Management Corporation (the "Advisor") to manage each Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of each Fund's portfolio.

    Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, the Convertible Securities Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person Trustees. The Internet Convertible Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less fees and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended December 31, 2000, the Advisor received fees of $523,322 from the Convertible Securities Fund. For the period May 1, 2000 (commencement of operations) through December 31, 2000, the Advisor received fees of $9,531 from the Internet Convertible Fund.

    Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Convertible Securities Fund permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Convertible Securities Fund were not affected by the 12b-1 Plan because the Fund's Advisor has not activated the Plan. The Plan for the Internet Convertible Fund, which relates only to the Premier class of shares, permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.70% of the average daily net assets of the Premier class of shares. For the period May 1, 2000 (commencement of operations) through December 31, 2000, the Premier shares of the Internet Convertible Fund paid $380 in 12b-1 fees incurred by the Fund.

                                  Ariston Funds
                          Notes to Financial Statements
                          December 31, 2000 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Funds. The result of this merger is now Unified Fund Services, Inc., ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

          The Funds retain Unified to manage the Fund's business affairs and provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of each Fund per the management agreement.

     Prior to December 31, 2000, the Funds retained AmeriPrime Financial Securities, Inc., to act as the principal distributor of their shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Funds retained Unified Financial Securities, Inc. to act as the principal distributor of their shares. There were no payments made to either distributor during the fiscal year ended March 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.
NOTE 4.  SHARE TRANSACTIONS

     Convertible Securities Fund. As of December 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 2000 was $14,430,256.
Transactions in shares were as follows:

                                                      For the year ended
                                                       December 31, 2000
                                        Shares               Dollars

Shares sold                            863,158               22,820,048
Shares issued in reinvestment                7                      172
Shares redeemed                       (611,558)             (14,924,574)
                                 ---------------------     -----------------
                                       251,607                 7,895,646

                                         =======               =========





                                  Ariston Funds
                          Notes to Financial Statements
                          December 31, 2000 - continued

NOTE 4.  SHARE TRANSACTIONS - continued

     Internet Convertible Fund. As of December 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 2000 was $907,773.

Transactions in Elite Shares were as follows:


                       For the period May 1, 2000 (Commencement of
                               Operations) through December 31, 2000
                                 Shares                      Dollars

Shares sold                      88,468              836,112
Shares issued in reinvestment         0                    0
Shares redeemed                  (2,088)             (17,840)
                                 -------             --------

                                  86,380              818,272
                                  ======              =======
                                  =======            =========

Transactions in Premier Shares were as follows:

                           For the period May 1, 2000 (Commencement of
                                Operations) through December 31, 2000
                                 Shares              Dollars

Shares sold                      10,209               99,286
Shares issued in reinvestment         0                    0
Shares redeemed                       0                    0
                                      -                    -

                                 10,209               99,286
                                 ======               ======
                                 =======            =========

NOTE 5.  INVESTMENTS

     Convertible Securities Fund. For the year ended December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $20,197,315 and $10,028,323, respectively. As of December 31, 2000, the gross unrealized appreciation for all securities totaled $6,511,119 and the gross unrealized depreciation for all securities totaled $1,488,316 for a net unrealized appreciation of $5,022,803. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $15,790,348. Internet Convertible Fund. For the period May 1, 2000 (commencement of operations) through December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $1,048,032 and $162,349, respectively.

As of December 31, 2000, the gross unrealized appreciation for all securities totaled $20,263 and the gross unrealized depreciation for all securities totaled $112,198 for a net unrealized depreciation of $91,935. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $824,255.

                                  Ariston Funds
                          Notes to Financial Statements
                          December 31, 2000 - continued

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, Charles Schwab & Co., Inc. held for the benefit of others, in aggregate, more than 35% of the Convertible Securities Fund. As of December 31, 2000, Ariston Capital Management Corp. beneficially owned, in aggregate, more than 27% of the Internet Convertible Fund Elite shares. As of December 31, 2000, Investec Ernst & Co. beneficially owned, in aggregate, more than 98% of the Internet Convertible Fund Premier shares.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Ariston Convertible Securities Fund:

We have audited the accompanying statement of assets and liabilities of Ariston Convertible Securities Fund, including the schedule of portfolio investments, as of December 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the three years ended December 31, 1998, were audited by other auditors whose report dated February 19, 1999, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of December 31, 2000, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ariston Convertible Securities Fund as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 18, 2001